Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 693
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	1,976
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	691
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	2,085
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,286
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	910
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	851
Expense Example, No Redemption, 10 Years	1,860
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	$ 1,148